SCHEDULE OF LONG TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total outstanding debt	$ 15,245	$ 24,974
Less current portion	(5,417)	(10,845)
Total long-term debt	9,828	14,129
Convertible Bonds [Member]
Debt Instrument [Line Items]
Convertible bonds		500
Long Term Loans [Member]
Debt Instrument [Line Items]
Total outstanding debt	12,344	17,019
Long Term Leases [Member]
Debt Instrument [Line Items]
Total outstanding debt	$ 2,901	$ 7,455